Income Taxes (Details) - Schedule of Deferred Tax Assets - CNY (¥)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets [Abstract]
Net operating loss carryforward	¥ 100,099,836	¥ 63,038,127
Accrued expense and others		(29,335,373)
Inventory impairment	59,136,517	47,198,866
Deferred tax assets	159,236,353	80,901,620
Less: valuation allowance	(159,236,353)	(80,901,620)
Deferred tax assets